Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001967631
Document Type	6-K
Entity File Number	001-42287
Entity Registrant Name	Jinxin Technology Holding Company
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31